Taxation (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Profit or Loss Before Income Taxes

Profit (loss) before income taxes consists of:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Non-PRC	(4,912)	(74,140)	(165,039)	(27,263)
PRC	64,528	167,955	128,360	21,205

	59,616	93,815	(36,679)	(6,058)

Income Tax Expense

Income tax expense comprises of:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Current	(32,169)	(45,481)	(29,905)	(4,940)
Deferred	18,492	9,322	19,581	3,235

	(13,677)	(36,159)	(10,324)	(1,705)

Reconciliation Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2011, 2012 and 2013 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Profit (loss) before income taxes	59,616	93,815	(36,679)	(6,058)
Income tax (expense) benefit computed at applicable tax rates (25%)	(14,904)	(23,454)	9,170	1,515
Non-deductible expenses	(2,161)	(1,969)	(3,385)	(559)
Taxable income	(1,178)	—	—	—
Research and development expenses	2,982	4,313	6,850	1,132
Effect of tax holidays	827	—	10,487	1,732
Preferential rate	371	7,245	2,655	439
Current and deferred tax rate differences	1,331	1,804	11,938	1,972
International rate differences	(1,020)	(15,716)	(36,080)	(5,960)
Tax exempted income	—	2,635	(905)	(150)
Unrecognized tax benefits	(856)	(641)	(6,719)	(1,110)
Deferred tax expense	—	(3,695)	(7,882)	(1,302)
Change in valuation allowance	(32)	(5,263)	1,172	194
Prior year provision to return true up	963	(1,418)	2,375	392

Income tax expense	(13,677)	(36,159)	(10,324)	(1,705)

Tax Holiday Benefit Per Basic and Diluted Earnings Per Share

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Basic	0.005	—	0.029	0.005

Diluted	0.004	—	0.029	0.005

Significant Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	53	147	24
Accrued salary and welfare	3,589	6,784	1,121
Accrued expenses	1,403	4,415	728
Contingent consideration payables-current	3,498	2,984	494
Capital lease	—	3,720	615
Deferred government grant	67	153	25
Valuation allowance	(25)	(387)	(64)

Net current deferred tax assets	8,585	17,816	2,943

Non-current
Tax losses	8,586	7,606	1,256
Property and equipment	7,102	9,947	1,643
Deferred government grant	4,540	4,202	694
Contingent consideration payables-non current	883	740	122
Valuation allowance	(9,880)	(8,346)	(1,378)

Net non-current deferred tax assets	11,231	14,149	2,337

Total deferred tax assets	19,816	31,965	5,280

Deferred tax liabilities
Current
Interest income from financial instruments	—	3,115	515

Non-current
Intangible assets	41,736	45,770	7,561
Property and equipment	—	28,245	4,666
Capitalized interest expense	2,930	4,578	756

Net non-current deferred tax liabilities	44,666	78,593	12,983

Total deferred tax liabilities	44,666	81,708	13,498

Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2012	2013
	RMB	RMB	US$
Balance at beginning of year	25,403	10,302	1,702
Reclass to income tax payable	(15,931)	—	—
Reversal based on tax positions related to prior years	—	(500)	(83)
Additions based on tax positions related to the current year	830	4,430	732

Balance at end of year	10,302	14,232	2,351